SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2008
Other assets - Goodwill and Intangible Assets
Goodwill impairment loss				$ 1,553	$ 1,981
Revenue recognition
Consignment	99
Advertising expenses
Advertising expenses	52	81	30
Stock-based compensation
Stock based compensation	$ 41	$ 12	$ 25
Stock Options And Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	12,352,988	11,095,515	10,134,915